Other liabilities	12 Months Ended
Dec. 31, 2022
Other liabilities.
Other liabilities

16. Other liabilities

	Balance as of						Balance as of
	January 1,		Increase for				December 31,
	2022		the year		Payments		2022
Aircraft and engine lease return obligation (Note 1r and 2i)	US$	188,879	US$	94,815	US$	(34,228)	US$	249,466
Employee profit sharing (Note 17)		12,686		136		(12,436)		386
	US$	201,565	US$	94,951	US$	(46,664)	US$	249,852

Current maturities							US$	5,398
Non-current							US$	244,454

	Balance as of								Balance as of
	January 1,		Increase for				Conversion		December 31,
	2021		the year		Payments		effects		2021
Aircraft and engine lease return obligation (Note 1r and 2i)	US$	125,546	US$	70,120	US$	(1,914)	US$	(4,873)	US$	188,879
Guarantee deposit (Note 1k)		12,532		—		(12,327)		(205)		—
Employee profit sharing (Note 17)		723		12,951		(787)		(201)		12,686
	US$	138,801	US$	83,071	US$	(15,028)	US$	(5,279)	US$	201,565

Current maturities									US$	34,635
Non-current									US$	166,930

During the years ended December 31, 2022 and 2021 no cancellations or write-offs related to these liabilities were recorded. Since 2012, the Company holds a cobrand credit card agreement with Banco Invex, S.A., Institución de Banca Múltiple, Invex, Grupo Financiero Invex “Invex”. Through this agreement, Invex pays certain commissions to Volaris related to the cobrand credit card and Invex’s clients receive vouchers to be redeemed in different Volaris services under certain conditions. A portion of the voucher cost is paid by Volaris and the remaining amount by Invex.